Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	5.29
Maximum Aggregate Offering Price	$ 4,232,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 647.92
Offering Note	(1) Represents 800,000 additional shares of Clene Inc. (the "Company") common stock, par value $0.0001 per share ("Common Stock"), available for awards under the Clene Inc. Amended 2020 Stock Plan (the "2020 Stock Plan"). The amendment to increase the number of shares of Common Stock reserved for issuance under the 2020 Stock Plan from 2,420,000 to 3,220,000 was approved by the Board of Directors of the Company on May 21, 2025, and by the stockholders of the Company on May 22, 2025. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, or similar transaction. (2) Pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price per unit is equal to the average of the high and low prices for the Company's Common Stock as reported by The Nasdaq Capital Market on August 28, 2025.